Deposits by Customers (Tables)	12 Months Ended
Dec. 31, 2023
Deposits from customers [abstract]
Schedule of Deposits by Customers

		Group
	2023	2022
	£m	£m
Demand and time deposits(1)	188,004	189,587
Amounts due to other Santander UK Group Holdings plc subsidiaries	114	67
Amounts due to Santander UK Group Holdings plc(2)	1,772	4,759
Amounts due to fellow Banco Santander subsidiaries and joint ventures	960	1,155
	190,850	195,568
(1)Includes capital amount guaranteed / protected equity index-linked deposits of £304m (2022: £408m).
(2)Includes downstreamed funding from our immediate parent company Santander UK Group Holdings plc.